Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Capital Commitments Contracted but not Yet Reflected	Total capital commitments contracted but not yet reflected in the consolidated financial statements as of June 30, 2025 were as follows:
	Total	Less than 1 year	1 – 3 years	3 – 5 years	More than 5 years
Capital commitment	$21,510,344	$18,639,286	$2,871,058	$-	$-